UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	88,040,233	86,471,914
0.3%	Other Investment Company	270,065	275,040
0.4%	Short-Term Investments	364,443	364,443
100.0%	Total Investments	88,674,741	87,111,397
(0.0%)	Other Assets and Liabilities, Net		(19,834)
100.0%	Net Assets		87,091,563

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 7.6%
Real Estate 7.6%
Charter Hall Retail REIT	30,799	96,624
Cromwell Property Group	60,173	40,831
Dexus Property Group	75,996	511,160
Goodman Group	93,719	461,376
Investa Office Fund	42,315	137,637
LendLease Group	98,883	991,294
Mirvac Group	401,102	605,894
Scentre Group	305,316	954,914
Stockland	356,847	1,138,560
The GPT Group	117,470	419,091
Vicinity Centres	149,151	320,956
Westfield Corp.	136,914	922,023
		6,600,360

Austria 0.4%
Real Estate 0.4%
BUWOG AG *	2,662	61,872
CA Immobilien Anlagen AG *	2,553	46,517
Conwert Immobilien Invest SE *	3,010	51,585
IMMOFINANZ AG *	95,938	199,400
		359,374

Belgium 0.3%
Real Estate 0.3%
Befimmo S.A.	1,858	103,166
Cofinimmo S.A.	1,730	191,098
		294,264

Brazil 0.9%
Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	101,889	280,581
Security	Number of Shares	Value ($)
Real Estate 0.6%
BR Malls Participacoes S.A. *	72,772	231,949
BR Properties S.A.	59,960	139,921
Multiplan Empreendimentos Imobiliarios S.A.	6,761	115,944
		487,814
		768,395

Canada 2.1%
Real Estate 2.1%
Artis Real Estate Investment Trust	10,953	96,215
Boardwalk Real Estate Investment Trust	2,980	98,941
Canadian Apartment Properties REIT	4,791	108,924
Canadian Real Estate Investment Trust	3,597	121,328
Chartwell Retirement Residences	4,400	47,626
Colliers International Group, Inc.	2,569	90,899
Cominar Real Estate Investment Trust	11,293	117,697
Dream Global Real Estate Investment Trust	7,877	53,831
Dream Office Real Estate Investment Trust	10,419	140,233
First Capital Realty, Inc.	10,410	157,781
Granite Real Estate Investment Trust	4,648	150,966
H&R Real Estate Investment Trust	13,571	220,340
RioCan Real Estate Investment Trust	16,499	328,924
Smart Real Estate Investment Trust	5,689	131,796
		1,865,501

China 6.9%
Real Estate 6.9%
Agile Group Holdings Ltd.	712,000	397,996
China Evergrande Group	694,000	473,203
China Jinmao Holdings Group Ltd.	582,000	155,901
China Overseas Grand Oceans Group Ltd. *	187,000	69,438
China Overseas Land & Investment Ltd.	296,000	852,497
China Resources Land Ltd.	198,000	479,697
China South City Holdings Ltd.	572,000	132,546
China Vanke Co., Ltd., Class H	99,400	304,429
Country Garden Holdings Co., Ltd.	880,000	491,821
Greentown China Holdings Ltd. *	289,000	237,510
Guangzhou R&F Properties Co., Ltd., Class H	262,200	332,925
KWG Property Holding Ltd.	202,000	113,308
Longfor Properties Co., Ltd.	145,000	186,189
Poly Property Group Co., Ltd. *	704,000	219,047
Shenzhen Investment Ltd.	250,000	108,764
Shimao Property Holdings Ltd.	278,500	363,597
Sino-Ocean Group Holding Ltd.	704,000	299,622
SOHO China Ltd.	638,500	337,861
Sunac China Holdings Ltd.	304,000	230,560
Yuexiu Property Co., Ltd.	1,266,000	187,284
		5,974,195

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 3.9%
Real Estate 3.9%
Fonciere Des Regions	4,228	331,715
Gecina S.A.	2,592	339,893
ICADE	5,170	356,823
Klepierre	12,425	462,234
Mercialys S.A.	6,825	133,123
Nexity S.A. *	7,133	329,497
Unibail-Rodamco SE	6,403	1,405,950
		3,359,235

Germany 1.1%
Real Estate 1.1%
Deutsche Wohnen AG	7,286	224,447
LEG Immobilien AG *	2,367	179,125
TAG Immobilien AG	4,637	57,981
Vonovia SE	14,671	472,963
		934,516

Hong Kong 9.2%
Real Estate 9.2%
Cheung Kong Property Holdings Ltd.	39,500	269,805
Great Eagle Holdings Ltd.	29,000	128,395
Hang Lung Group Ltd.	106,000	388,728
Hang Lung Properties Ltd.	190,000	427,729
Henderson Land Development Co., Ltd.	48,750	268,930
Hongkong Land Holdings Ltd.	78,500	501,544
Hopewell Holdings Ltd.	29,000	105,685
Hysan Development Co., Ltd.	31,000	136,598
Kerry Properties Ltd.	106,000	303,049
Link REIT	98,000	673,977
New World Development Co., Ltd.	729,000	811,284
Shui On Land Ltd.	501,500	118,839
Sino Land Co., Ltd.	228,000	357,694
Sun Hung Kai Properties Ltd.	124,000	1,619,434
Swire Properties Ltd.	74,000	223,454
The Wharf Holdings Ltd.	138,000	1,021,380
Wheelock & Co., Ltd.	117,000	694,037
		8,050,562

India 0.1%
Real Estate 0.1%
DLF Ltd.	75,324	126,181

Italy 0.1%
Real Estate 0.1%
Beni Stabili S.p.A *	145,000	76,839

Japan 12.5%
Real Estate 12.5%
Activia Properties, Inc.	9	39,658
Advance Residence Investment Corp.	77	194,326
Aeon Mall Co., Ltd.	16,000	234,055
Daikyo, Inc.	84,000	179,192
Daito Trust Construction Co., Ltd.	10,400	1,620,835
Frontier Real Estate Investment Corp.	26	115,912
Hulic Co., Ltd.	5,200	49,512
Japan Excellent, Inc.	98	122,443
Japan Prime Realty Investment Corp.	44	179,314
Japan Real Estate Investment Corp.	66	358,361
Kenedix Office Investment Corp.	28	149,533
Leopalace21 Corp.	53,500	293,750
Mitsubishi Estate Co., Ltd.	82,000	1,677,941
Mitsui Fudosan Co., Ltd.	80,000	1,920,895
Security	Number of Shares	Value ($)
Mori Trust Sogo REIT, Inc.	57	85,934
Nippon Accommodations Fund, Inc.	28	115,657
Nippon Building Fund, Inc.	84	468,634
Nippon Prologis REIT, Inc.	48	99,496
Nomura Real Estate Holdings, Inc.	24,800	407,054
NTT Urban Development Corp.	12,800	111,734
Orix JREIT, Inc.	120	181,797
Relo Group, Inc.	800	110,406
Sumitomo Realty & Development Co., Ltd.	43,000	1,210,795
Tokyo Tatemono Co., Ltd.	20,400	266,967
Tokyu Fudosan Holdings Corp.	79,100	460,563
Tokyu REIT, Inc.	35	43,467
United Urban Investment Corp.	149	227,806
		10,926,037

Netherlands 0.5%
Real Estate 0.5%
Eurocommercial Properties N.V. CVA	3,541	126,699
NSI N.V.	24,000	92,388
Vastned Retail N.V.	2,467	90,637
Wereldhave N.V.	3,100	129,391
		439,115

Philippines 0.3%
Real Estate 0.3%
Ayala Land, Inc.	172,500	114,069
SM Prime Holdings, Inc.	260,000	138,382
		252,451

Singapore 2.5%
Real Estate 2.5%
Ascendas Real Estate Investment Trust	149,000	243,029
CapitaLand Commercial Trust	133,600	141,688
CapitaLand Ltd.	233,400	499,034
CapitaLand Mall Trust	172,000	232,982
Global Logistic Properties Ltd.	151,500	216,983
Mapletree Greater China Commercial Trust	131,200	88,043
Mapletree Industrial Trust	78,600	89,932
Mapletree Logistics Trust	124,700	88,155
Suntec Real Estate Investment Trust	114,000	134,081
UOL Group Ltd.	56,100	229,896
Wing Tai Holdings Ltd.	89,100	100,190
Yanlord Land Group Ltd.	114,300	110,444
		2,174,457

South Africa 1.1%
Real Estate 1.1%
Emira Property Fund Ltd.	90,320	88,539
Growthpoint Properties Ltd.	257,111	453,679
Redefine Properties Ltd.	334,806	245,462
SA Corporate Real Estate Fund Nominees Pty Ltd.	344,044	134,416
Vukile Property Fund Ltd.	38,761	49,699
		971,795

Sweden 0.8%
Diversified Financials 0.3%
LE Lundbergfortagen AB, B Shares	4,286	246,998

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 0.5%
Castellum AB	15,242	200,734
Fabege AB	7,178	113,487
Kungsleden AB	15,235	93,246
Wihlborgs Fastigheter AB	4,608	83,740
		491,207
		738,205

Switzerland 0.7%
Real Estate 0.7%
Allreal Holding AG - Reg'd *	1,230	179,124
Mobimo Holding AG - Reg'd *	297	71,406
PSP Swiss Property AG - Reg'd	530	45,637
Swiss Prime Site AG - Reg'd *	3,470	283,994
		580,161

Taiwan 0.9%
Real Estate 0.9%
Chong Hong Construction Co., Ltd.	71,800	135,337
Farglory Land Development Co., Ltd.	100,000	116,391
Highwealth Construction Corp.	170,700	255,903
Huaku Development Co., Ltd.	65,000	120,499
Ruentex Development Co., Ltd. *	116,000	138,269
		766,399

United Arab Emirates 0.6%
Real Estate 0.6%
Aldar Properties PJSC	88,000	59,431
Emaar Properties PJSC	246,000	457,317
		516,748

United Kingdom 2.6%
Real Estate 2.6%
Countrywide plc	12,384	26,438
Derwent London plc	3,062	92,186
Grainger plc	17,285	48,726
Hammerson plc	51,050	347,124
Intu Properties plc	78,930	265,541
Land Securities Group plc	52,914	641,837
Savills plc	16,202	135,822
Segro plc	56,219	294,137
Shaftesbury plc	6,640	76,232
The British Land Co., plc	41,701	308,524
		2,236,567

United States 44.2%
Real Estate 44.2%
Acadia Realty Trust	1,065	35,209
Alexandria Real Estate Equities, Inc.	3,541	388,058
Altisource Residential Corp.	6,998	82,436
American Campus Communities, Inc.	5,972	281,341
American Tower Corp.	11,210	1,146,447
Apartment Investment & Management Co., Class A	7,317	308,046
Apple Hospitality REIT, Inc.	8,457	155,947
Ashford Hospitality Trust, Inc.	12,050	84,712
AvalonBay Communities, Inc.	4,297	706,814
Boston Properties, Inc.	7,867	974,564
Brandywine Realty Trust	17,040	261,564
Brixmor Property Group, Inc.	10,306	250,951
Camden Property Trust	5,001	393,629
Care Capital Properties, Inc.	2,169	52,230
CBL & Associates Properties, Inc.	27,692	328,427
Security	Number of Shares	Value ($)
CBRE Group, Inc., Class A *	17,412	505,644
Chesapeake Lodging Trust	2,231	52,897
Columbia Property Trust, Inc.	16,599	349,575
CoreCivic, Inc.	29,391	667,470
Corporate Office Properties Trust	9,513	272,262
Cousins Properties, Inc.	4,409	34,875
Crown Castle International Corp.	8,390	700,229
CubeSmart	4,213	103,850
DCT Industrial Trust, Inc.	3,870	177,827
DDR Corp.	15,832	240,963
DiamondRock Hospitality Co.	20,111	212,975
Digital Realty Trust, Inc.	7,921	731,346
Douglas Emmett, Inc.	7,305	268,020
Duke Realty Corp.	19,110	485,967
DuPont Fabros Technology, Inc.	2,935	119,337
EastGroup Properties, Inc.	1,972	134,707
EPR Properties	3,288	228,648
Equinix, Inc.	1,366	462,746
Equity Commonwealth *	12,637	367,484
Equity LifeStyle Properties, Inc.	2,809	195,029
Equity One, Inc.	4,039	120,605
Equity Residential	17,504	1,050,415
Essex Property Trust, Inc.	1,556	335,972
Extra Space Storage, Inc.	2,609	183,047
Federal Realty Investment Trust	2,538	356,386
First Industrial Realty Trust, Inc.	2,136	56,497
Franklin Street Properties Corp.	9,648	121,179
Gaming & Leisure Properties, Inc.	3,576	109,104
General Growth Properties, Inc.	26,643	675,134
Government Properties Income Trust	6,863	128,956
Gramercy Property Trust	13,364	116,801
HCP, Inc.	35,240	1,040,637
Healthcare Realty Trust, Inc.	6,405	188,179
Healthcare Trust of America, Inc., Class A	6,097	172,423
Hersha Hospitality Trust	5,212	105,126
Highwoods Properties, Inc.	6,120	294,127
Hospitality Properties Trust	21,937	636,063
Host Hotels & Resorts, Inc.	72,258	1,289,083
Investors Real Estate Trust	17,053	107,263
Iron Mountain, Inc.	38,989	1,286,637
Jones Lang LaSalle, Inc.	4,163	421,629
Kilroy Realty Corp.	3,596	260,135
Kimco Realty Corp.	20,149	514,605
LaSalle Hotel Properties	9,310	261,332
Lexington Realty Trust	21,790	225,091
Liberty Property Trust	12,282	483,911
Life Storage, Inc.	1,343	109,092
Mack-Cali Realty Corp.	14,256	385,625
Medical Properties Trust, Inc.	9,192	109,569
Mid-America Apartment Communities, Inc.	3,013	276,081
Monogram Residential Trust, Inc.	6,210	65,391
National Retail Properties, Inc.	5,240	223,643
NorthStar Realty Finance Corp.	14,707	222,664
Omega Healthcare Investors, Inc.	6,674	196,616
Paramount Group, Inc.	4,658	73,224
Parkway, Inc. *	551	10,800
Pebblebrook Hotel Trust	1,941	55,823
Pennsylvania Real Estate Investment Trust	6,443	123,512
Piedmont Office Realty Trust, Inc., Class A	18,896	371,117
Post Properties, Inc.	2,479	161,185
Prologis, Inc.	19,757	1,005,631
PS Business Parks, Inc.	1,166	130,277
Public Storage	4,499	941,641
Quality Care Properties, Inc. *	7,128	106,920
Realogy Holdings Corp.	13,904	335,782

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Realty Income Corp.	6,288	348,607
Regency Centers Corp.	4,306	287,813
Retail Properties of America, Inc., Class A	20,063	306,161
RLJ Lodging Trust	11,426	260,399
Ryman Hospitality Properties, Inc.	4,041	238,015
Sabra Health Care REIT, Inc.	6,567	145,328
Senior Housing Properties Trust	21,548	389,157
Simon Property Group, Inc.	12,198	2,191,371
SL Green Realty Corp.	4,062	427,972
Spirit Realty Capital, Inc.	14,327	154,588
Sun Communities, Inc.	2,044	147,515
Sunstone Hotel Investors, Inc.	12,096	175,876
Tanger Factory Outlet Centers, Inc.	5,277	181,898
Taubman Centers, Inc.	4,062	295,186
The GEO Group, Inc.	9,855	327,777
The Macerich Co.	6,796	461,380
Tier REIT, Inc.	3,005	48,290
UDR, Inc.	11,755	400,140
Ventas, Inc.	20,598	1,244,531
VEREIT, Inc.	11,236	93,146
Vornado Realty Trust	11,558	1,129,795
Washington Prime Group, Inc.	12,469	124,939
Washington Real Estate Investment Trust	6,172	191,702
Weingarten Realty Investors	8,029	285,110
Welltower, Inc.	16,732	1,050,435
WP Carey, Inc.	4,088	237,595
Xenia Hotels & Resorts, Inc.	6,210	108,675
		38,460,557
Total Common Stock
(Cost $88,040,233)		86,471,914

Other Investment Company 0.3% of net assets

Equity Fund 0.3%
United States 0.3%
SPDR Dow Jones Global Real Estate ETF	6,000	275,040
Total Other Investment Company
(Cost $270,065)		275,040
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Brown Brothers Harriman
Australian Dollar
0.50%, 12/01/16 (a)	3,172	2,343
Canadian Dollar
0.05%, 12/01/16 (a)	1,572	1,171
Euro
(0.57%), 12/01/16 (a)	7,792	8,258
Great British Pound
0.05%, 12/01/16 (a)	725	907
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Hong Kong Dollar
0.01%, 12/01/16 (a)	53,518	6,900
Japanese Yen
(0.36%), 12/01/16 (a)	200,388	1,752
Singapore Dollar
0.01%, 12/01/16 (a)	10,013	6,985
South African Rand
5.50%, 12/01/16 (a)	136,068	9,666
Swedish Krona
(0.98%), 12/01/16 (a)	4,274	463
Swiss Franc
(1.45%), 12/01/16 (a)	763	750
ING Bank
U.S. Dollar
0.15%, 12/01/16 (a)	325,248	325,248
Total Short-Term Investments
(Cost $364,443)		364,443

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $89,085,294 and the unrealized appreciation and depreciation were $4,575,856 and ($6,549,753), respectively, with a net unrealized depreciation of ($1,973,897).
As of 11/30/16, the values of certain foreign securities held by the fund aggregating 45,039,352 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
ETF –	Exchange-traded fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
SPDR –	Standard & Poor's Depositary Receipts
In addition to the above, the fund held the following at 11/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/16/16	1	81,755	(27)
MSCI EMG MKT, e-mini, Long, expires 12/16/16	4	172,600	1,291
S&P 500 Index, e-mini, Long, expires 12/16/16	1	109,940	(62)
Net Unrealized Appreciation			1,202

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$39,593,445	$—	$39,593,445
Austria
Real Estate	51,585	307,789	—	359,374
Belgium
Real Estate	103,166	191,098	—	294,264
Canada [1]	1,865,501	—	—	1,865,501
Italy [1]	76,839	—	—	76,839
Netherlands
Real Estate	217,336	221,779	—	439,115
Singapore
Real Estate	200,376	1,974,081	—	2,174,457
South Africa
Real Estate	272,654	699,141	—	971,795
United Kingdom
Real Estate	184,548	2,052,019	—	2,236,567
United States[1]	38,460,557	—	—	38,460,557
Other Investment Company[1]	275,040	—	—	275,040
Short-Term Investments[1]	—	364,443	—	364,443
Total	$41,707,602	$45,403,795	$—	$87,111,397
Other Financial Instruments
Futures Contracts[2]	$1,291	$—	$—	$1,291
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($89)	$—	$—	($89)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $762,939 and $958,867 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended November 30, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516NOV16

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: January 17, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: January 17, 2017